Warrant Liabilities - Additional Information (Detail)				6 Months Ended	12 Months Ended
	Nov. 15, 2021 shares	Oct. 22, 2021 shares	Sep. 30, 2021 shares	Jun. 30, 2023 $ / shares $ / warrant	Dec. 31, 2022 $ / shares $ / warrant	Dec. 31, 2021 $ / shares
Class of warrant or right issued during period, Warrants | shares			20,400,000
Class of warrant or right redemption threshold consecutive trading days			30 days	30 days	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering			12 months	12 months	12 months
Number of business day after the closing of the initial Business Combination for registration				15 days	15 days
Class Of Warrants Redemption Price Per Unit | $ / warrant				0.1	0.1
Share Price Equal or Exceeds Ten Rupees per dollar [Member]
Class Of Warrants Redemption Price Per Unit | $ / warrant				0.01	0.01
Common Class A [Member]
Class of warrant or right, Exercise price of warrants or rights						$ 11.5
Common Class A [Member] | Share Price Equal or Less Nine point Two Rupees per dollar [Member]
Share price				$ 9.2	$ 9.2
Common Class A [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member]
Share price					$ 18
Class of Warrant or Right, Exercise Price Adjustment Percentage Higher of Market Value				2.00%	2.00%
Common Class A [Member] | Share Price Equal or Exceeds Ten Rupees per dollar [Member]
Class of Warrant or Right, Exercise Price Adjustment Percentage Higher of Market Value				115.00%	115.00%
Public Warrants [Member]
Class of warrant or right issued during period, Warrants | shares			11,500,000
Class of warrant or right, Exercise price of warrants or rights				$ 11.5	$ 11.5
Public Warrants [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member]
Share price				$ 18	$ 18
Number Of Consecutive Trading Days For Determining Share Price				20 days	20 days
Number Of Days Of Notice To Be Given For Redemption Of Warrants				30 days	30 days
Public Warrants [Member] | Common Class A [Member] | Share Price Equal or Exceeds Eighteen Rupees per dollar [Member]
Number Of Consecutive Trading Days For Determining Share Price				10 days	10 days
Private Placement Warrants [Member]
Class of warrant or right issued during period, Warrants | shares	900,000	8,000,000	8,900,000